Expense Example {- Fidelity® Value Fund} - 10.31 Fidelity Value Fund Retail PRO-10 - Fidelity® Value Fund - Fidelity Value Fund-Retail Class	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 85
3 years	265
5 years	460
10 years	$ 1,025